Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the six month period ended June of each year, calculated as follows:
Result attributable to ordinary shares

	For the six month period ended

	June 30, 2026	June 30, 2025

Result for the period (in USD)	733,213,807	51,766,350
Weighted average number of ordinary shares	290,169,769	194,216,835
Basic earnings per share (in USD)	2.53	0.27
Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2026	315,977,647	25,807,878	290,169,769	290,169,769
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at June 30, 2026	315,977,647	25,807,878	290,169,769	290,169,769

Diluted earnings per share
For the six months ended June 30, 2026, the diluted earnings per share (in USD) amount to 2.53 (2025:
0.27). As at June 30, 2026 and June 30, 2025, the Company had no outstanding instruments that could give rise to dilution of ordinary shares. Accordingly, diluted earnings per share equals basic earnings per share for both periods presented.